Offerings - Offering: 1	Feb. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	2.98
Maximum Aggregate Offering Price	$ 23,840,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,292.31
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 to which this exhibit relates includes an indeterminate number of additional shares which may be issuable in accordance with the Second Amended and Restated Richtech Robotics Inc. 2023 Stock Option Plan (the “Plan”) to prevent dilution from stock splits, share dividends or similar transactions.

Represents an additional 8,000,000 shares of Class B common stock, par value of $0.0001 per share (the “Common Stock”) registered hereby issuable pursuant to the evergreen provision of the Plan, either directly or upon exercise of options or other share based awards granted under the Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices reported for the registrant’s Common Stock as reported on the Nasdaq Capital Market on February 12, 2026, which were $3.14 and $2.825, respectively.

Determined in accordance with Rule 457(h).